TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inversiones Costa Verde Ltda. yCPA. [Member]
Disclosure of transactions between related parties [line items]
Tax No	96.810.370-9
Nature of relationship with related parties	Related director
Currency	CLP
Country of origin	Chile
Tickets sales	$ 18	$ 6	$ 15
Comunidad Mujer [Member]
Disclosure of transactions between related parties [line items]
Tax No	65.216.000-K
Nature of relationship with related parties	Related director
Currency	CLP
Country of origin	Chile
Tickets sales	$ 14	9	2
Services provided for advertising		(12)	(10)
Bethia S.A and Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Tax No	78.591.370-1
Nature of relationship with related parties	Related director
Currency	CLP
Country of origin	Chile
Services received of cargo transport	$ 1,643	(394)	(259)
Services received from National and International Courier	(382)	(285)	(227)
Services provided of cargo transport	$ (17)	192	30
Viajes Falabella Ltda. [Member]
Disclosure of transactions between related parties [line items]
Tax No	65.216.000-K
Nature of relationship with related parties	Related director
Currency	CLP
Country of origin	Chile
Sales commissions	$ (761)	(727)	(50)
Transportes San Felipe S.A [Member]
Disclosure of transactions between related parties [line items]
Tax No	79.773.440-3
Nature of relationship with related parties	Related director
Currency	CLP
Country of origin	Chile
Tickets sales	$ 1	3	7
Services received of transfer of passengers		(84)	(127)
Granja Marina Tornagaleones S.A. [Member]
Disclosure of transactions between related parties [line items]
Tax No	87.752.000-5
Nature of relationship with related parties	Common shareholder
Currency	CLP
Country of origin	Chile
Tickets sales	$ 72	76	117
Consultoria Administrativa Profesional S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Associate
Currency	MXN
Country of origin	Mexico
Professional counseling services received	$ (2,357)	(2,563)	(1,191)
Inversora Aeronautica Argentina [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Related director
Currency	ARUS$
Country of origin	Argentina
Leases as lessor	$ (251)	(264)	(269)
Revenue billboard advertising maintaining			1
TAM Aviacao Executiva e Taxi Aereo S/A [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Related director
Currency	BRL
Country of origin	Brazil
Services provided of cargo transport	$ 45	(120)	(61)
Other services received	$ (39)	7	5
Qatar Airways [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Indirect shareholder
Currency	US$
Country of origin	Qatar
Services provided by aircraft lease	$ 31,707
Interlineal received service	(2,139)
Interlineal provided service	5,279
Services provided of handling	$ 1,002